Document and Entity Information	Sep. 09, 2026
Cover [Abstract]
Entity Registrant Name	ANALOG DEVICES INC
Amendment Flag	false
Entity Central Index Key	0000006281
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Incorporation State Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address, Address Line One	One Analog Way
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(781)
Local Phone Number	935-5565
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false